Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 193,339
Operating expenses:
Cost of revenue	109,395
Research and development	2,175,268	1,063,926
General and administrative	2,610,580	1,906,530
Facility	421,626	435,814
Insurance	386,155	327,252
Total expenses	5,703,024	3,733,522
Loss from operations	(5,509,685)	(3,733,522)
Other income:
Sub-lease rental income and other income	128,913	279,727
Interest income	1,190	2,096
Total other income	130,103	281,823
Loss before provision for income tax	(5,379,582)	(3,451,699)
Income tax expense
Net loss	$ (5,379,582)	$ (3,451,699)
Basic and diluted loss per share (in Dollars per share)	$ (0.47)	$ (0.32)
Weighted average common shares outstanding - basic and diluted (in Shares)	11,379,480	10,650,002